Other Current Assets	12 Months Ended
Dec. 31, 2024
Other Current Assets [Abstract]
OTHER CURRENT ASSETS	NOTE 4 - OTHER CURRENT ASSETS
	As of December 31,
	2024	2023

Prepaid expenses	$88	$76
Government authorities	24	40
Others	83	16
	$195	$132